Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Ambulnz, Inc.
Net of allowance (in Dollars)	$ 4,384,469	$ 3,193,048	$ 2,519,408
Class A Common Stock
Common stock shares subject to possible redemption	9,678,938	9,784,208
Common stock shares subject to possible redemption per share (in Dollars per share)	$ 10.00	$ 10.00
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	1,821,062	1,715,792
Common stock, shares outstanding	1,821,062	1,715,792
Class A Common Stock | Ambulnz, Inc.
Common stock par value (in Dollars per share)
Common stock, shares authorized	78,000	78,000	78,000
Common stock, shares issued	35,497	35,497	35,497
Common stock, shares outstanding	35,497	35,497	35,497
Class B Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	12,500,000	12,500,000
Common stock, shares issued	2,875,000	2,875,000
Common stock, shares outstanding	2,875,000	2,875,000
Class B Common Stock | Ambulnz, Inc.
Common stock par value (in Dollars per share)
Common stock, shares authorized	76,503	76,503	76,503
Common stock, shares issued	55,008	55,008	55,008
Common stock, shares outstanding	55,008	55,008	55,008
Series A Preferred Stock | Ambulnz, Inc.
Preferred stock par value (in Dollars per share)
Preferred stock, shares authorized	40,000	40,000	40,000
Preferred stock, shares issued	28,321	28,055	28,055
Preferred stock, shares outstanding	28,321	28,055	28,055
Liquidation preference (in Dollars)	$ 84,963,000	$ 84,165,000	$ 84,165,000